Financial investments	12 Months Ended
Dec. 31, 2021
Financial Investments
Financial investments

6 Financial investments

		2021	2020
Amortized cost
Time deposit investments		106,271	53,941
Fair value through profit or loss
LFT´s and LF´s	(i)	2,337,171	2,163,042
Restricted funds investments	(ii)	852,362	1,338,289
Other		213,751	87,519
Total		3,509,555	3,642,791

Current assets		3,492,710	3,627,227
Non-current assets		16,845	15,564
Total		3,509,555	3,642,791

(i)	These financial instruments refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions. These bonds have original maturity above three months, immediate liquidity in the secondary market.
(ii)	Include the following amounts: R$835,517 in restricted funds used in the program for relocation of residents in Alagoas (Note 26.1(i)); and R$16,845 of bank deposits with yields of approximately 100% of the CDI, and their use is related to the fulfillment of the contractual obligations of the debentures (Note 18).

In 2021, the average yield on time deposit investments was 0.52% p.a. (2020: 0.76% p.a.).